Revenue - Summary of Revenue by Product and Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total sales	$ 159,673	$ 133,307	$ 513,046	$ 365,760	$ 504,179	$ 368,663	$ 137,911
Electronic Systems [Member]
Disaggregation of Revenue [Line Items]
Total sales	77,199	70,371	241,474	197,493	266,742	199,295	47,110
Mechanical System [Member]
Disaggregation of Revenue [Line Items]
Total sales	37,026	29,383	118,295	85,218	119,784	92,498	41,024
Exhaust [Member]
Disaggregation of Revenue [Line Items]
Total sales	16,971	18,905	59,587	53,062	71,915	51,802	43,644
Accessories [Member]
Disaggregation of Revenue [Line Items]
Total sales	14,384	14,648	45,403	29,987	38,543	25,068	6,133
Safety [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 14,093		$ 48,287		$ 7,195